Earnings per share (Tables)	12 Months Ended
Mar. 29, 2026
Earnings per share [abstract]
Schedule of Earnings per Share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Net income attributable to shareholders of the Company	22.5	94.8	58.4
Weighted average number of multiple and subordinate voting shares outstanding	97,052,303	96,741,308	100,816,758
Weighted average number of shares on exercise of stock options, RSUs and PSUs[1]	1,952,011	1,323,692	1,006,315
Diluted weighted average number of multiple and subordinate voting shares outstanding	99,004,314	98,065,000	101,823,073
Earnings per share attributable to shareholders of the Company
Basic	$0.23	$0.98	$0.58
Diluted	$0.23	$0.97	$0.57
[1]    Subordinate voting shares issuable on exercise of stock options are not treated as dilutive if including them would decrease the loss per share, or if the weighted average daily closing share price for the period was greater than the exercise price. As at March 29, 2026, there were 4,929,224 shares (March 30, 2025 - 4,453,519 shares, March 31, 2024 - 3,904,366 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.